Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Preparation
The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”. Certain information and disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2018 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, and as adopted by the European Union.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.
Changes in Accounting Policies
As of January 1, 2019, the Company has adopted IFRS 16, “Leases” (“IFRS 16”). IFRS 16 requires, with a few exceptions, lessees to recognize assets
(“right-of-use
assets”) and liabilities for most leases. Accordingly, lease payments under most contracts previously classified as operating leases, will be recognized over the non-cancellable
lease period as depreciation included in research and development costs and general and administrative expenses, and as interest expenses included in finance expenses. Previously, lease payments under all operating leases were recognized as either research and development costs or general and administrative expenses.
Impact from IFRS 16 “Leases”
The Company primarily leases office- and laboratory facilities, and equipment. Lease arrangements are typically entered into for fixed periods but may have extension options, and options to terminate the lease within the enforceable lease term. Lease terms are negotiated on an individual basis and contain a range of different terms and conditions.
We have implemented IFRS 16 by applying the modified retrospective approach. Accordingly, no comparative information is restated. The lease liability and corresponding right-of-use
assets is measured at the present value of the remaining lease payments, discounted using an estimated incremental borrowing rate at January 1, 2019.
In connection with the transition to IFRS 16, we have reviewed our operating lease agreements’ contractual terms including the lease payment structure. Fixed payments, and variable lease payments that depend on an index or a rate, are included in lease payments, whereas variable lease payments are excluded. Additionally, payments related to non-lease
components are excluded, and thus treated as either research and development costs or general and administrative expenses.

For lease arrangements other than those relating to short-term leases and leases of low value assets, lease liabilities have been determined according to the fixed lease payments and variable lease payments that depend on an index or a rate in the non-cancellable
periods, discounted by the incremental borrowing rate. Accordingly, at January 1, 2019, we have recognized a lease liability of €17.7 million.
Operating lease commitments under IAS 17 “Leases”, and as disclosed for the annual reporting period ended December 31, 2018 was €19.6 million. The transition to the lease liabilities recognized in the unaudited condensed consolidated interim financial position at January 1, 2019, in accordance with IFRS 16, is summarized below:

(EUR ‘000)
Operating lease commitments as per December 31, 2018	19,627
Short-term contracts, and low value assets	(169)

Undiscounted, operating lease commitments as per January 1, 2019	19,458

Lease liabilities discounted by incremental borrowing rates as per January 1, 2019	17,700

At January 1, 2019,
right-of-use
assets of €18.4 million, which include prepaid leases, were recognized as property, plant and equipment.
The transition to IFRS 16 had no impact on retained earnings.
Separate note disclosures on
right-of-use
assets, and lease liabilities and payments for the nine months ended September 30, 2019, are included in Note 7.
Several other amendments to and interpretations of IFRS apply for the first time in 2019, but do not have an impact on the accounting policies applied by the Company. Thus, except for the adoption of IFRS 16, the accounting policies applied when preparing these unaudited condensed consolidated interim financial statements have been applied consistently to all the periods presented, unless otherwise stated, and are consistent with those of the Company’s most recent audited annual consolidated financial statements.
A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2018.